Net Defined Benefit Liabilities - Summary of Sensitivity of the Defined Benefit Obligations (Detail) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Percentage changes in assumption	0.50%
Effect on defined benefit obligation, increase in assumption	₩ (62,000)
Effect on defined benefit obligation, decrease in assumption	₩ 76,560
Salary growth rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Percentage changes in assumption	0.50%
Effect on defined benefit obligation, increase in assumption	₩ 71,273
Effect on defined benefit obligation, decrease in assumption	₩ (57,848)